Provisions - Schedule of Provisions and Liabilities (Details) £ in Millions	6 Months Ended
Jun. 30, 2026 GBP (£)
Disclosure of other provisions [line items]
Provisions at beginning of the period	£ 2,888
Exchange and other adjustments	(7)
Provisions applied	(270)
Charge for the period	190
Provisions at end of the period	2,801
Provisions for financial commitments and guarantees
Disclosure of other provisions [line items]
Provisions at beginning of the period	197
Exchange and other adjustments	(1)
Provisions applied	0
Charge for the period	9
Provisions at end of the period	205
Regulatory and legal provisions
Disclosure of other provisions [line items]
Provisions at beginning of the period	2,276
Exchange and other adjustments	(1)
Provisions applied	(126)
Charge for the period	39
Provisions at end of the period	2,188
Other
Disclosure of other provisions [line items]
Provisions at beginning of the period	415
Exchange and other adjustments	(5)
Provisions applied	(144)
Charge for the period	142
Provisions at end of the period	£ 408